Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Table Text Block] [Text Block]
The carrying amount of foreclosed properties held at December 31, 2015 and December 31, 2014 are listed below, as well as the recorded investment of loans secured by residential real estate properties for which formal foreclosure proceedings were in process at those dates.

(In thousands)	December 31, 2015	December 31, 2014
OREO:
Commercial real estate	$8,333	$6,352
Construction real estate	7,259	11,281
Residential real estate	3,059	4,972
Total OREO	$18,651	$22,605

Loans in process of foreclosure:
Residential real estate	$2,021	$2,807